Summary of Significant Accounting Policies - Additional Information (Details)			12 Months Ended		82 Months Ended
	Nov. 07, 2023 shares	Nov. 02, 2023 shares	Dec. 31, 2023 USD ($) Segment shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Loss recognized from uninsured balances | $					$ 0
Number of operation segment | Segment			1
Deferred offering costs | $			$ 0	$ 0	0
Uncertain tax positions | $			$ 0	$ 0	$ 0
Common Stock
Summary of Significant Accounting Policies [Line Items]
Number of shares issued during the period upon conversion of convertible securities			14,456,364
SAFE | Common Stock | IPO
Summary of Significant Accounting Policies [Line Items]
Number of common shares on conversion of debt instrument		411,815
Exercise of Outstanding Stock Options
Summary of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from Computation of diluted net loss per common share			2,415,740	1,916,194
Series A Convertible Preferred Stock
Summary of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from Computation of diluted net loss per common share			8,070,027	8,070,027
Number of shares issued during the period upon conversion of convertible securities	8,070,027
Series A Convertible Preferred Stock | Common Stock
Summary of Significant Accounting Policies [Line Items]
Number of shares issued during the period upon conversion of convertible securities	8,070,027
Series B Convertible Preferred Stock
Summary of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from Computation of diluted net loss per common share			5,489,573	5,489,573
Series B Convertible Preferred Stock | Common Stock
Summary of Significant Accounting Policies [Line Items]
Number of shares issued during the period upon conversion of convertible securities	6,386,337